Financial Instruments - Summary of Accounting Classification and Fair Values (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	$ 976	$ 1,109
Financial assets FVOCI	40	26
Financial assets amortized cost	5,481	6,250
Financial assets	6,497	7,385
Financial assets measured at fair value	1,016	1,135
Financial liabilities FVTPL	(18)	(20)
Financial liabilities FVOCI	(99)	(93)
Financial liabilities at amortized cost	(1,387)	(1,979)
Financial liabilities	(1,504)	(2,092)
Financial liabilities measured at fair value	(117)	(113)
Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	711	772
Financial assets FVOCI	40	26
Financial assets amortized cost	0	0
Financial assets	751	798
Financial assets measured at fair value	751	798
Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	265	334
Financial assets FVOCI	0	0
Financial assets amortized cost	0	0
Financial assets	265	334
Financial assets measured at fair value	265	334
Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets FVOCI	0	0
Financial assets amortized cost	2,626	3,744
Financial assets	2,626	3,744
Financial assets measured at fair value	0	0
Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets FVOCI	0	0
Financial assets amortized cost	362	372
Financial assets	362	372
Financial assets measured at fair value	0	0
Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	3
Financial assets FVOCI	0	0
Financial assets amortized cost	211	182
Financial assets	211	185
Financial assets measured at fair value	0	3
Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets FVTPL	0	0
Financial assets FVOCI	0	0
Financial assets amortized cost	2,282	1,952
Financial assets	2,282	1,952
Financial assets measured at fair value	0	0
Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities FVTPL	0	0
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	(483)	(1,061)
Financial liabilities	(483)	(1,061)
Financial liabilities measured at fair value	0	0
Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities FVTPL	(12)	(14)
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	0	0
Financial liabilities	(12)	(14)
Financial liabilities measured at fair value	(12)	(14)
Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities FVTPL	0	0
Financial liabilities FVOCI	0	0
Financial liabilities at amortized cost	(116)	(118)
Financial liabilities	(116)	(118)
Financial liabilities measured at fair value	0	0
Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities FVTPL	(6)	(6)
Financial liabilities FVOCI	(99)	(93)
Financial liabilities at amortized cost	(788)	(800)
Financial liabilities	(893)	(899)
Financial liabilities measured at fair value	(105)	(99)
Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	729	367
Financial liabilities measured at fair value	(12)	(14)
Level 1 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	594	179
Level 1 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	135	188
Level 1 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(12)	(14)
Level 1 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	75	570
Financial liabilities FVTPL	0
Financial liabilities measured at fair value		0
Level 2 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	75	567
Level 2 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	3
Level 2 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	212	198
Financial liabilities measured at fair value	(105)	(99)
Level 3 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	82	52
Level 3 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	130	146
Level 3 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	$ (105)	$ (99)